INVESTMENTS, DEBT AND DERIVATIVES - Financing activities 2019 (Details)	1 Months Ended
	Jun. 30, 2019 USD ($)	Apr. 30, 2019 USD ($)	Dec. 31, 2020	Oct. 31, 2019 USD ($)	Jun. 30, 2019 PKR (₨)	May 31, 2019 USD ($)
Notes 4%
Disclosure of detailed information about borrowings [line items]
Facility amount				$ 700,000,000
Borrowings, interest rate				4.00%
PKR 14,369 Loan 0.75%
Disclosure of detailed information about borrowings [line items]
Facility amount	$ 92,000,000				₨ 14,369,000,000
PKR 45,000 Loan 0.75%
Disclosure of detailed information about borrowings [line items]
Facility amount	$ 287,000,000				₨ 45,000,000,000
Loan 2.50%
Disclosure of detailed information about borrowings [line items]
Facility amount		$ 300,000,000
Borrowings term		12 months
Borrowings extension option, term		24 months
Notes 8.63%
Disclosure of detailed information about borrowings [line items]
Facility amount						$ 300,000,000
6m KIBOR | Loan 0.75%
Disclosure of detailed information about borrowings [line items]
Borrowings term	7 years
Spread on interest rate basis	0.75%		0.55%		0.75%